INVESTMENTS IN DEBT AND EQUITY SECURITIES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN DEBT AND EQUITY SECURITIES
INVESTMENTS IN DEBT AND EQUITY SECURITIES

9. INVESTMENTS IN DEBT AND EQUITY SECURITIES

        Investments in debt securities as of December 31, 2011 and 2012 consisted of the following:

	2011	2012	2012
	RUR	RUR	$
Capital protected index-linked note (Note 11)	2,546	2,378	78.3
Puttable floating-rate note	805	—	—
Credit-linked notes	3,382	2,430	80.0
Other	—	2	0.1

Total investments in debt securities	6,733	4,810	158.4

        Investments in equity securities as of December 31, 2011 and 2012 consisted of the following:

	2011	2012	2012
	RUR	RUR	$
Blekko Inc.	483	456	15.0
Face.com Inc	86	—	—
Seismotech LLC (Note 4)	—	35	1.2
Other	—	9	0.3

Total investments in non-marketable equity securities	569	500	16.5

        Marketable securities of RUR 76 ($2.5) and non-current marketable securities of RUR 39 ($1.3) as of December 31, 2012 are comprised of shares of Facebook received in connection to the sale of Face.com (Note 4). The non-current portion of marketable securities is presented within other non-current assets within the consolidated balance sheet.